Financial Instruments - Fair Value of Items Measured on Nonrecurring Basis (Table) (Details) (Significant Other Observable Inputs Assets / (Liabilities) (Level 2), USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Significant Other Observable Inputs Assets / (Liabilities) (Level 2)
Vessels	$ 95,250	$ 28,586
Total	$ 95,250	$ 28,586